JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.1%
Fixed Income — 32.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	77,244	797,153
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	46,425	336,116
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,784	23,463
JPMorgan High Yield Fund Class R6 Shares (a)	19,269	124,480
JPMorgan Income Fund Class R6 Shares (a)	22,870	195,537
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	4,818	44,998
Total Fixed Income		1,521,747
International Equity — 8.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,203	100,711
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,329	73,117
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,334	80,922
JPMorgan International Equity Fund Class R6 Shares (a)	4,752	96,753
JPMorgan International Focus Fund Class R6 Shares (a)	2,396	62,658
Total International Equity		414,161
U.S. Equity — 44.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,308	154,484
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,051	467,538
JPMorgan Large Cap Value Fund Class R6 Shares (a)	15,784	310,153
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,438	67,528
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	484	24,654
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,337	34,137
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,576	437,643
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,128	161,555
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,620	273,159
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,372	165,997
Total U.S. Equity		2,096,848
Total Investment Companies (Cost $2,991,303)		4,032,756
Exchange-Traded Funds — 12.8%
Fixed Income — 1.0%
JPMorgan Limited Duration Bond ETF (a)	894	46,517
International Equity — 8.3%
JPMorgan Global Select Equity ETF (a)	2,224	131,106
JPMorgan International Research Enhanced Equity ETF (a)	4,082	260,090
Total International Equity		391,196
U.S. Equity — 3.5%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,896	162,109
Total Exchange-Traded Funds (Cost $487,635)		599,822

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $54,666)	54,666	54,666
Total Investments — 100.1% (Cost $3,533,604)		4,687,244
Liabilities in Excess of Other Assets — (0.1)%		(5,377)
NET ASSETS — 100.0%		4,681,867

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,687,244	$—	$—	$4,687,244

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$773,080	$69,659	$61,832	$(10,611)	$26,857	$797,153	77,244	$24,510	$—

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$325,829	$32,116	$27,337	$(4,974)	$10,482	$336,116	46,425	$12,426	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	21,999	1,152	—	—	312	23,463	3,784	1,153	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	98,981	1,553	—	—	177	100,711	3,203	1,553	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,557	1,645	—	—	915	73,117	4,329	1,646	—
JPMorgan Equity Income Fund Class R6 Shares (a)	142,605	11,228	2,438	208	2,881	154,484	6,308	2,377	8,851
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	73,768	2,877	—	—	4,277	80,922	2,334	2,877	—
JPMorgan Global Select Equity ETF (a)	75,944	57,803	—	—	(2,641)	131,106	2,224	563	1,231
JPMorgan High Yield Fund Class R6 Shares (a)	116,384	6,707	—	—	1,389	124,480	19,269	6,708	—
JPMorgan Income Fund Class R6 Shares (a)	190,276	13,135	11,510	(1,409)	5,045	195,537	22,870	8,851	—
JPMorgan International Equity Fund Class R6 Shares (a)	86,957	7,410	—	—	2,386	96,753	4,752	2,654	—
JPMorgan International Focus Fund Class R6 Shares (a)	60,849	1,890	—	—	(81)	62,658	2,396	1,890	—
JPMorgan International Research Enhanced Equity ETF (a)	255,428	2,260	2,357	184	4,575	260,090	4,082	7,229	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	485,971	5,829	16,458	5,865	(13,669)	467,538	6,051	1,051	4,779
JPMorgan Large Cap Value Fund Class R6 Shares (a)	266,252	50,128	—	—	(6,227)	310,153	15,784	3,472	27,258
JPMorgan Limited Duration Bond ETF (a)	45,802	—	—	—	715	46,517	894	1,532	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	64,124	9,446	—	—	(6,042)	67,528	1,438	—	4,936
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	42,700	1,356	—	—	942	44,998	4,818	1,356	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	164,021	—	—	—	(1,912)	162,109	2,896	1,665	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,350	2,419	—	—	(2,115)	24,654	484	145	2,274
JPMorgan Small Cap Value Fund Class R6 Shares (a)	40,724	2,358	7,076	1,939	(3,808)	34,137	1,337	310	2,047
JPMorgan U.S. Equity Fund Class R6 Shares (a)	492,674	27,657	63,600	25,124	(44,212)	437,643	18,576	2,507	25,150
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	165,986	12,386	3,844	586	(13,559)	161,555	2,128	625	9,504
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	51,097	154,438	150,869	—	—	54,666	54,666	1,894	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	295,521	16,624	30,343	9,854	(18,497)	273,159	6,620	2,383	14,241
JPMorgan Value Advantage Fund Class R6 Shares (a)	156,324	16,246	7,691	1,006	112	165,997	4,372	2,949	13,297
Total	$4,588,203	$508,322	$385,355	$27,772	$(51,698)	$4,687,244		$94,326	$113,568

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
*	Non-income producing security.